Cash and Cash Equivalents - Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	$ 10,399	$ 3,843
Cash flows	(632)	7,425
Accumulated interest	810	700
Transaction costs		(1,117)
Additions	110	99
Exchange rate adjustment	332	(551)
Balance end of year	11,019	10,399
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	2,255	2,520
Cash flows	(326)	(305)
Accumulated interest	172	176
Additions	45	15
Exchange rate adjustment	76	(151)
Balance end of year	2,222	2,255
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	8,000	1,170
Cash flows	(306)	7,730
Accumulated interest	638	524
Transaction costs		(1,117)
Additions	65	84
Exchange rate adjustment	251	(391)
Balance end of year	8,648	8,000
Provision
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	144	153
Cash flows
Additions
Exchange rate adjustment	5	(9)
Balance end of year	$ 149	$ 144